COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Future payments:
Operating lease obligations	$ 42,000
Royalties:
Royalties provision	577,000	$ 544,000
Funding	354,000	643,000	$ 148,000
ASIC designer [Member]
Royalties:
Royalties payable per unit sold	(540)			€ 500
Maximum royalties payable	(218,000)			€ 200,000
Royalties provision	159,000	151,000
Reimbursement liability to Predecessor Entity's unit holders [Member]
Royalties:
Royalties provision	418,000	393,000
OCS [Member]
Royalties:
Funding	3,600,000
Contingent liability	3,800,000
BIRD Foundation [Member]
Royalties:
Maximum royalties payable	900,000
Funding	$ 127,000
Royalty repayment, percentage of products sold	5.00%			5.00%
Minimum [Member]
Leases:
Term	32 months
Minimum [Member] | OCS [Member]
Royalties:
Royalty repayment, percentage of products sold	3.00%			3.00%
Maximum [Member]
Leases:
Term	36 months
Maximum [Member] | OCS [Member]
Royalties:
Royalty repayment, percentage of products sold	5.00%			5.00%
Office facilities [Member]
Leases:
Term	10 years
Rent expense	$ 67,000	$ 60,000	$ 56,000
Future payments:
Operating lease obligations	13,000
Vehicles [Member]
Future payments:
2016	131,000
2017	98,000
2018	16,000
Monthly lease expense	14,000
Operating lease obligations	$ 29,000